                                                   File Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated April 11, 2003
                  to the Prospectus for Class A, B and C Shares
                          of PIMCO PEA Renaissance Fund
                             Dated November 1, 2002

     The disclosure in the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The NAV for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."

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                                                   File Pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.



                        PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated April 11, 2003
                  to the Prospectus for Class A, B and C Shares
                          of PIMCO PEA Innovation Fund
                             Dated November 1, 2002

     The disclosure in the section of the Prospectus captioned "How Fund Shares Are Priced" is modified to add the following sentence: "The NAV for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price (`NOCP') instead of the last reported sales price."